T. ROWE PRICE Intermediate Tax-Free High Yield Fund
November 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA 1.2%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 139
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 53
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 208
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 465 501
901
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  100 114
114
ARIZONA 1.2%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 559
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 112
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 111
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  100 102
884
CALIFORNIA 4.2%
California Community Choice Fin. Auth., Series B-1, VRDN, 4.00%,
2/1/52 (Tender 8/1/31)  375 454
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  97 116
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 235
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3) 130 131
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/22  150 156
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 283
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 229
California Statewide CDA, Rady Children's Hosp., Series A, VRDN,
0.02%, 8/15/47  400 400
Del Mar Race Track Auth., 5.00%, 10/1/38  150 150
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (4) 100 103
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series E, 6.75%, 12/1/26 (Prerefunded 12/1/21) (4) 250 250
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 106

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 577
3,190
COLORADO 4.4%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 109
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31 (5) 100 109
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 434
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 569
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (6) 150 158
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 534
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 575
Public Auth. for Colorado Energy, 6.125%, 11/15/23  145 157
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 144
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 519
3,308
CONNECTICUT 1.4%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 405
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 346
Hamden Town, Whitney Center, 5.00%, 1/1/30  200 221
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (3) 100 100
1,072
DELAWARE 0.5%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 115
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 286
401
DISTRICT OF COLUMBIA 1.4%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 243
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 107
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 284
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (7) 525 402
1,036

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
FLORIDA 3.6%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 233
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 154
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  45 48
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 93
Crossings At Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  55 56
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (4) 250 269
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  235 259
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 133
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 133
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
4.00%, 5/1/22  55 55
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25  250 262
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31 (5) 350 372
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 267
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 359
2,693
GEORGIA 2.2%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  100 76
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  200 150
Augusta Airport, Series A, 5.00%, 1/1/35  250 273
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 295 352
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 525 571
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 278
1,700
GUAM 0.2%
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 158
158

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
HAWAII 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  150 155
155
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 110
Idaho HFA, Trinity Health Credit Group, Series D, 5.00%, 12/1/32
(Prerefunded 6/1/22) (4) 250 256
366
ILLINOIS 5.9%
Chicago, Series A, GO, 5.00%, 1/1/27  200 238
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 182
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27  85 89
Chicago Wastewater, Series C, 5.00%, 1/1/28  500 566
Chicago Waterworks, 5.00%, 11/1/25  300 349
Illinois, GO, 5.50%, 5/1/25  125 145
Illinois, Series A, GO, 4.00%, 4/1/30 (8) 350 366
Illinois, Series A, GO, 5.00%, 10/1/25  250 289
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  400 421
Illinois Fin. Auth., Franciscan Communities, Series A, 4.00%,
5/15/23 (9) 25 26
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 4.00%, 5/15/23  135 140
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 300
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35 (5) 250 178
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (10) 100 83
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (10) 660 480
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/28  330 338
Metropolitan Pier & Exposition Auth., McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (10) 55 59
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  100 117
Village of Hillside, 5.00%, 1/1/24  100 103
4,469
INDIANA 1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 175 188
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33  50 56
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  170 173

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 102
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 357
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (6) 350 388
1,264
IOWA 0.6%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  55 56
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25  250 269
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  135 147
472
KENTUCKY 1.0%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  30 31
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 514
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 231
776
LOUISIANA 1.8%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (4) 500 577
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 396
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 198
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 211
1,382
MARYLAND 4.2%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 164
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 107
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  150 157
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 115
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 114
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 113
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 188
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 36
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (8) 60 71
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (8) 155 181

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/22  190 193
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31
(Prerefunded 1/3/22) (4) 100 101
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 178
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 110
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22  300 308
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 364
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 110
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 106
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 270
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  70 74
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 153
3,213
MASSACHUSETTS 0.6%
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.00%, 7/15/23  50 53
Massachusetts Dev. Fin. Agency, Umass Student Housing, 5.00%,
10/1/23  365 391
444
MICHIGAN 1.5%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 290
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31 (5) 100 110
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 576
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (6) 150 167
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
1,154
MINNESOTA 0.3%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 207
207
MISSISSIPPI 0.9%
Jackson County, Chevron USA Project, VRDN, 0.04%,
12/15/24 (6) 400 400

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22  270 275
675
MISSOURI 1.1%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 89
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  410 452
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  110 118
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 172
831
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22  100 101
101
NEVADA 0.8%
Clark County Passenger Fac. Charge, McCarran Int'l. Airport,
5.00%, 7/1/29  120 155
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 299
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 116
570
NEW HAMPSHIRE 0.5%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  122 145
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(6) 100 106
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27 (1)
(2)(3) 200 106
357
NEW JERSEY 6.5%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (6) 25 27
New Jersey Economic Dev. Auth., VRDN, PCR, 0.03%, 4/1/22  150 150
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 555
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 530 581
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (6) 200 221
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 154
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 102
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 125 144
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/22  125 125
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26
(Prerefunded 7/1/22) (4) 75 77

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  400 356
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (10) 425 351
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  300 373
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 518
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,216
4,950
NEW YORK 10.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 222
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 250 286
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  100 111
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(6) 100 106
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 115
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 101
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 474
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 291
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (3) 300 300
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (3) 300 314
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 365
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (4) 5 5
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/23  50 53
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 259
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 21
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 114
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 91
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 216

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.03%, 11/1/31  650 650
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  518 504
New York City Water & Sewer System, Series DD-3A, VRDN,
0.02%, 6/15/43  200 200
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 250 278
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 222
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (6) 100 104
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (6) 500 501
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 850 852
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (6) 140 167
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (6) 250 288
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  100 110
7,545
NORTH CAROLINA 1.1%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  165 177
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 355
North Carolina Turnpike Auth., 5.00%, 1/1/23  260 273
805
NORTH DAKOTA 0.2%
Grand Forks, Altru Health, 5.00%, 12/1/35  125 125
125
OHIO 3.4%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 471
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  700 803
Cleveland Airport, Series A, 5.00%, 1/1/29 (8) 125 142
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 108
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(6) 410 455
Ohio Water Dev. Auth., U.S. Steel, 6.60%, 5/1/29  50 50
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  500 518
2,547

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
OKLAHOMA 1.0%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25  155 132
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 611
743
PENNSYLVANIA 3.9%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/22 (3) 195 198
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 300 352
Butler County Hosp. Auth., 5.00%, 7/1/25  125 144
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 100 109
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 185
East Hempfield Township IDA, Student Housing, 5.00%, 7/1/45
(Prerefunded 7/1/23) (4) 40 43
Lancaster County Hosp. Auth., United Zion Retirement, Series A,
4.00%, 12/1/21  185 185
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 165
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28  200 226
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(6) 200 247
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 0.738%,
7/1/39 (7) 125 115
Pennsylvania Higher Ed. Fac. Auth., Widener Univ, 5.00%, 7/15/22  200 206
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 371
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 228
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 173
2,947
PUERTO RICO 7.2%
Puerto Rico Commonwealth, Series A, GO, 6.00%, 7/1/38 (2)(11) 120 116
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 250 312
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
4.125%, 7/1/24 (2)(8) 125 126
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/19 (2)(11) 250 247
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/32 (2)(11) 220 216
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/39 (2)(11) 295 277

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (2)(11) 850 744
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (2)(11) 215 210
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (2)(11) 215 211
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (2)
(11) 100 91
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (2)(11) 100 98
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (8) 130 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)(11) 200 180
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (2)(11) 120 116
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (8) 50 50
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (2)(11) 100 98
Puerto Rico Electric Power Auth., Series XX-RSA-1, 4.75%,
7/1/26 (2)(11) 275 269
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (2)(11) 245 243
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 183
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  771 666
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 436
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 333
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  100 112
5,465
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 220
220
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 557 292
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 97 35
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 98
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(6) 200 80
505

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  155 173
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  100 98
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  100 97
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 110
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 323
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  290 305
1,106
TEXAS 8.2%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 285
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 311
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 112
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/22  250 251
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 371
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 129
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  385 384
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (6) 100 110
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (6) 100 106
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/21  300 300
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 110
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6) 265 276
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (3)(6) 500 526
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 565
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
2.00%, 11/15/61 (2) 150 103
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/22 (9) 290 295
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (4) 100 110
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (4) 25 28

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (9) 310 343
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  350 371
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (4) 50 61
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(6) 175 180
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  675 876
6,203
UTAH 0.8%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 510
Vineyard Redev. Agency, 4.00%, 5/1/39 (8) 100 119
629
VIRGIN ISLANDS 0.7%
Virgin Islands PFA, 5.00%, 10/1/29 (8) 500 519
519
VIRGINIA 6.6%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35  260 294
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 324
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  105 109
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 167
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 100 104
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 314
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22 (9) 150 153
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  260 343
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 415
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.05%, 1/1/47  700 700
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  165 174
Virginia College Building Auth., Marymount Univ, Series A, 5.00%,
7/1/22 (3) 400 407
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 108
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (6) 500 514

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (6) 900 903
5,029
WASHINGTON 0.6%
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27 (Prerefunded 9/1/22) (4) 100 104
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 105 108
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 232
444
WEST VIRGINIA 0.1%
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (6) 100 108
108
WISCONSIN 4.3%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 0.04%,
4/1/48  1,200 1,200
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 165 177
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 100 108
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6) 445 455
Wisconsin PFA, Nevada State College, 5.00%, 5/1/29 (3) 300 278
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 295
Wisconsin PFA, Retirement Housing Foundation, 5.00%, 11/15/27  250 298
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 250 301
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 120
3,232
Total Investments in Securities 99.2%
(Cost $71,235) $ 75,015
Other Assets Less Liabilities 0.8% 635
Net Assets 100.0% $ 75,650
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$12,647 and represents 16.7% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(5) When-issued security
(6) Interest subject to alternative minimum tax.
(7) Insured by Assured Guaranty Corporation
(8) Insured by Assured Guaranty Municipal Corporation
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F100-054Q3 11/21